Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues
Convention	$ 5,111,867	$ 4,936,084	$ 9,103,033	$ 8,384,041	$ 14,983,033	$ 21,994,433
ConBox		10,461		84,580	84,580	707,101
Total revenues	5,111,867	4,946,545	9,103,033	8,468,621	15,067,613	22,701,534
Cost of revenues
Cost of revenue	4,489,502	5,291,686	7,375,836	8,432,016	15,058,297	16,002,088
Write-off of obsolete inventory						164,903
Total cost of revenues	4,489,502	5,291,686	7,375,836	8,432,016	15,058,297	16,166,991
Gross margin	622,365	(345,141)	1,727,197	36,605	9,316	6,534,543
Operating expenses
Compensation	464,296	932,191	921,581	1,937,521	3,018,087	4,468,149
Consulting fees	107,931	197,983	224,017	327,236	710,634	687,054
General and administrative	294,409	420,563	542,594	949,804	1,618,203	2,561,586
Total operating expenses	866,636	1,550,737	1,688,192	3,214,561	5,346,924	7,716,789
(Loss) income from operations	(244,271)	(1,895,878)	39,005	(3,177,956)	(5,337,608)	(1,182,246)
Other expenses
Interest expense	(261,001)	(92,776)	(429,894)	(176,674)	(395,102)	(26,481)
Loss on disposal of equipment				(785)	(785)	(36,876)
Loss on CONtv joint venture						262,500
Total other expenses	(261,001)	(92,776)	(429,894)	(177,459)	(395,887)	(325,857)
Loss before income tax provision	(505,272)	(1,988,654)	(390,889)	(3,355,415)	(5,733,495)	(1,508,103)
Income tax provision
Net loss	(505,272)	(1,988,654)	(390,889)	(3,355,415)	(5,733,495)	(1,508,103)
Net income (loss) attributable to non-controlling interests		(150)		(643)	(681)	67,258
Net loss attributable to common stockholders	$ (505,272)	$ (1,988,504)	$ (390,889)	$ (3,354,772)	$ (5,732,814)	$ (1,575,361)
Loss per share - basic	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.05)
Loss per share - diluted	(0.01)	(0.03)	(0.01)	(0.05)
Loss per share - basic and diluted					$ (0.08)	$ (0.03)
Weighted average common shares outstanding - basic	68,535,036	68,535,036	68,535,036	68,535,036
Weighted average common shares outstanding - diluted	68,535,036	68,535,036	68,535,036	68,535,036
Weighted average common shares outstanding - basic and diluted					68,535,036	52,775,488